Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (13,104)	$ (11,084)	$ (20,041)	$ (19,108)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	64	78	147	138
Share based compensation	1,048	656	1,440	2,010
Revaluation of warrants	3,165	2,749	3,271
Other		3	134
Changes in operating assets and liabilities:
Account receivables	(109)	(405)	(85)	13
Other receivables and prepaid expenses	(887)	353	574	(578)
Deferred tax assets			3	(9)
Other payables and accrued expenses	176	(944)	99	322
Account payables	120	200	63	(97)
Deferred revenue	(190)	177	260	5
Other	(1)	3
Net cash used in operating activities	(9,718)	(8,214)	(14,135)	(17,304)
Cash flows from investing activities
Purchases of property and equipment	(90)	(359)	(420)	(177)
Decrease (increase) in short-term investments	8,000	(12,993)	(1,393)	10,263
Increase in other long term assets	(1)	(8)	(19)	(107)
Net cash provided by (used in) investing activities	7,909	(13,360)	(1,832)	9,979
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred shares and warrants, net		19,967	19,967
Proceeds from redeemable convertible preferred shares				2,709
Proceeds from exercise of share options	27	89	133	27
Net cash provided by financing activities	27	20,056	20,100	2,736
Net increase (decrease) in cash and cash equivalents and short-term restricted cash equivalents	(1,782)	(1,518)	4,133	(4,589)
Cash and cash equivalents and Short-term restricted cash equivalents at the beginning of the year	14,984	10,851	10,851	15,440
Cash and cash equivalents and Short-term restricted cash equivalents as at end of the year	13,202	$ 9,333	14,984	10,851
Supplemental disclosures of cash flow information
Cash paid for income taxes			$ 69	$ 48
Appendix A – Material non-cash financing activities:
Conversion of warrants to redeemable convertible preferred shares	$ 10,896